Earnings/(loss) per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings/(loss) per share
Schedule of income and share data used in basic and diluted loss per share computations

The following reflects the income and share data used in basic and diluted earnings/(loss) per share computations for the three and six months ended June 30, 2022 and June 30, 2021:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Profit/(loss) for the period net of tax attributable to ordinary equity holders of the parent for basic earnings	53,063	(31,798)	29,634	(20,010)

Weighted average number of ordinary shares for basic and diluted earnings per share	197,971,371	176,584,343	197,971,371	176,584,343

Earnings/(loss) per share:
Earnings/(loss) attributable to ordinary equity holders of the parent, US$	0.27	(0.18)	0.15	(0.11)